Notes Payable- Related Party (Details)					1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 02, 2015 USD ($)	Jun. 02, 2015 USD ($)	Jul. 21, 2014 USD ($)	Jun. 13, 2014 USD ($)	Aug. 25, 2015 USD ($)	Apr. 21, 2014 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Note	Dec. 31, 2014 USD ($)
Notes Payable Related Party (Textual)
Accrued interest							$ 370	$ 670
Total interest accrued							1,040
Notes payable							75,199	75,199	$ 7,941
Michael J. Rapport [Member]
Notes Payable Related Party (Textual)
Accrued interest							2,528	5,584
Total interest accrued							$ 10,282
Maturity date, description							The notes that matured and became past due on April 21, 2015, and June 13, 2015, are scheduled to be paid by the end of June 2016, with proceeds from expected earnings. Mr. Rapport agreed to the extension of the maturity dates of the April 21 and June 13 notes.
Convertible note [Member]
Notes Payable Related Party (Textual)
Accrued interest								2,170
Convertible note [Member] | Michael J. Rapport [Member]
Notes Payable Related Party (Textual)
Long term unsecured loan			$ 100,000
Interest rate			1.50%
Maturity date of debt			Jul. 21, 2017
Debt instrument conversion term description			The loan is convertible into common shares of the Company at any time after the second year's anniversary at a price based upon either: a) The price of its most recent private placement offering, closest to the time of conversion; or b) if the Company's common stock is then publicly-traded, the bid price of its common stock on the closing day of the conversion.
Convertible note 2 [Member] | Michael J. Rapport [Member]
Notes Payable Related Party (Textual)
Interest rate	8.00%	8.00%		8.00%	8.00%	8.00%
Maturity date of debt	Jul. 02, 2016	Jun. 02, 2016		Jun. 13, 2015	Aug. 25, 2016	Apr. 21, 2015
Accrued interest								4,675	909
Notes payable	$ 30,000	$ 20,000		$ 8,000	$ 40,000	$ 10,000		20,000
Convertible note 3 [Member]
Notes Payable Related Party (Textual)
Accrued interest								7,754
Convertible note 3 [Member] | Michael J. Rapport [Member]
Notes Payable Related Party (Textual)
Accrued interest								$ 6,175	$ 1,579
Number of notes due | Note								6